Note 23 - Interest-bearing Loans and Borrowing - Reconciliation of Liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance, current	R$ 2,738.8	R$ 653.1
Balance, non-current	2,053.5	R$ 2,409.7
Proceeds, current	643.3
Proceeds, non-current	3,124.5
Payments, current	(2,025.4)
Payments, non-current	(17.5)
Foreign exchange, current	66.8
Foreign exchange, non-current	129.5
Transfers between current and non-current, current	3,713.0
Transfers between current and non-current	(3,713.0)
New lease agreements, current
New lease agreements, non-current	506.6
Interest on leases	186.5
Payment of lease liabilities, current	(498.5)
Other movements, current
Other movements, non-current	R$ (386.3)